Employee costs	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Employee costs
Note 7—Employee costs

	2020	2019	2018
	(EUR’000)
Employee costs
Wages and salaries	77,374	49,142	29,418
Share-based payment	53,170	37,486	19,652
Pensions (defined contribution plans)	943	648	444
Social security costs	5,358	3,613	1,793

Total employee costs	136,845	90,889	51,307

Included in the profit or loss
Research and development costs	92,468	61,890	34,146
Selling, general and administrative expenses	44,377	28,999	17,161

Total employee costs	136,845	90,889	51,307

Average number of employees	410	274	167

Key Management Personnel includes the Board of Directors and Executive Board and comprises seven and two persons, respectively, for all years presented.
Compensation to Key Management Personnel comprises salaries, participation in annual bonus schemes, and share-based compensation. Share-based compensation is elaborated in further details in the section “Share-based Payment”.
Compensation to Key Management Personnel included within total employee costs are summarized below:

	Board of Directors			Executive Board			Total
	2020	2019	2018	2020	2019	2018	2020	2019	2018
	(EUR ‘000)
Employee cost
Wages and salaries	250	265	244	2,372	1,815	1,565	2,622	2,080	1,809
Share-based payment	1,913	1,864	1,607	6,359	5,303	3,505	8,272	7,167	5,112
Social security costs	—	—	—	100	94	152	100	94	152

Total employee costs	2,163	2,129	1,851	8,831	7,212	5,222	10,994	9,341	7,073

Share-based payment
Ascendis Pharma A/S has established warrant programs, equity-settled share-based payment transactions, as an incentive for all of our employees, members of the Board of Directors and select external consultants.
Warrants are granted by the Board of Directors in accordance with authorizations given to it by the shareholders of Ascendis Pharma A/S. As of December 31, 2020, 10,864,718 warrants had been granted, of which 19,580 warrants have been cancelled, 4,176,645 warrants have been exercised, 2,168 warrants have expired without being exercised, and 518,321 warrants have been forfeited. As of December 31, 2020, the Board
of Directors was authorized to grant up to 762,569 additional warrants to employees, board members and select consultants without preemptive subscription rights for the shareholders of Ascendis Pharma A/S. Each warrant carries the right to subscribe for one ordinary share of a nominal value of DKK 1.
The exercise price is fixed at the fair market value of the Company’s ordinary shares at the time of grant as determined by the
B
oard of
D
irectors. Vested warrants may be exercised in
two or four annual exercise periods as described below. Apart from exercise prices and exercise periods, the programs are similar.

Vesting Conditions
Warrants issued generally vest over 48 months with 1/48 of the warrants vesting per month from the date of grant. However, effective from January 2015, certain warrants issued to board members vest over 24 months with 1/24 of the warrants vesting per month from the date of grant.
Warrants generally cease to vest from the date of termination in the event that (i) the warrantholder terminates the employment contract and the termination is not a result of breach of the employment terms by the Company, or (ii) in the event that the Company terminates the employment contract and the warrantholder has given the Company good reason to do so. The warrantholder will, however, be entitled to exercise vested warrants in the first exercise period after termination.
In the event that the employment contract is terminated and the warrantholder has not given the Company good reason to do so, the warrantholder may keep the right to continued vesting and exercise of warrants as if the employment was still in effect. In such case, any expense not yet recognized for the outstanding warrants is recognized immediately.
Warrants issued to consultants, advisors and board members only vest so long as the consultant, advisor or board member continues to provide services to the Company.
Exercise Periods
Vested warrants may be exercised during certain exercise periods each year. At December 31, 2020, for 403,467 outstanding warrants
, granted in the period 2012 to 2014
, there are two annual exercise periods that continue for 21 days from and including the day after the publication of (i) the annual report notification—or if such notification is not published—the annual report and (ii) the interim report
(six-month
report). For these warrants, the last exercise period is
21 days from and including the day after the publication of the interim report for the first half of 2023.
At December 31, 2020, for 52,323 outstanding warrants
granted in connection with the Preference D financing, there are four annual exercise periods that continue for

21 days following the day of publication of (i) an interim report (three-month report); (ii) the annual report notification—or if such notification is not published—the annual report; (iii) the interim report
(six-month
report); and (iv) the interim report (nine-month report). For these warrants, the last exercise period is 21 days following the publication of the interim report (nine-month report) in 2023. At December 31, 2020, for 5,692,214 warrants granted on or after December 18, 2015, there are four annual exercise periods; each exercise period begins two full trading days after the publication of the public release of earnings data of a fiscal quarter and continues until the end of the second-to-last
trading day in which quarter the relevant earnings release is published. The warrants granted in December 2015 and later expire ten years after the grant date.
In the event of liquidation, a merger, a demerger, a sale or share exchange of more than 50%
of the Company’s share capital, the warrantholders may be granted an extraordinary exercise period immediately prior to the transaction in which warrants may be exercised.
Warrants not exercised by the warrantholder during the last exercise period shall become null and void without further notice or compensation or payment of any kind to the warrantholder.
If the warrantholder is a consultant, advisor or board member, the exercise of warrants is conditional upon the warrantholder’s continued service to the Company at the time the warrants are exercised. If the consultant’s, advisor’s or board member’s relationship with the Company should cease without this being attributable to the warrantholder’s actions or omissions, the warrantholder shall be entitled to exercise vested warrants in the pre-defined
exercise periods.
Adjustments
Warrantholders are entitled to an adjustment of the number of warrants issued and/or the exercise price applicable in the event of certain corporate changes. Events giving rise to an adjustment include, among other things, increases or decreases to our share capital at a price below or above market value, respectively, the issuance of bonus shares, changes in the nominal value of each share, and payment of dividends in excess of 10% of the Company’s equity.
On January 13, 2015, in preparation for the Company’s IPO, the shareholders decided at an extraordinary general meeting to issue bonus shares in the ratio of 3:1 of the Company’s authorized, issued and outstanding ordinary and preference shares. The decision had a corresponding impact on the number of warrants issued and the exercise prices for outstanding warrants. Accordingly, the number of warrants was adjusted upwards in the ratio of 3:1 with a corresponding downward adjustment of the exercise prices in the ratio of 3:1. The effect of the bonus shares has been retrospectively reflected in all periods presented in these consolidated financial statements.

Warrant Activity
The following table specifies the number and weighted average exercise prices of, and movements in warrants during the year:

	Total Warrants	Weighted Average Exercise Price EUR
Outstanding at January 1, 2018	4,621,154	17.62

Granted during the year	1,637,375	54.43
Exercised during the year (1)	(611,683)	10.82
Forfeited during the year	(35,217)	28.24
Expired during the year	—	—

Outstanding at December 31, 2018	5,611,629	29.03

Vested at the reporting date	2,478,770	15.81

Granted during the year	1,300,600	97.01
Exercised during the year (1)	(1,058,722)	16.33
Forfeited during the year	(33,296)	58.49
Expired during the year	—	—

Outstanding at December 31, 2019	5,820,211	46.36

Vested at the reporting date	2,705,693	24.93

Granted during the year	1,485,931	137.57
Exercised during the year (1)	(905,395)	30.56
Forfeited during the year	(252,743)	64.99
Expired during the year	—	—

Outstanding at December 31, 2020	6,148,004	69.97

Vested at the reporting date	3,044,827	37.29

(1)	The weighted average share price (listed in $) at the date of exercise was €128.32, €108.54 and €58.01 for the years ended December 31, 2020, 2019 and 2018, respectively.
The following table specifies the weighted average exercise prices and weighted average remaining contractual life for outstanding warrants at December 31, 2020, per grant year.

	Number of Outstanding Warrants	Weighted Average Exercise Price EUR	Weighted Average Remaining Life (months)
Granted in 2012-2017	2,247,134	20.83	66
Granted in 2018	1,288,400	54.56	94
Granted in 2019	1,143,436	96.98	105
Granted in 2020	1,469,034	137.63	117

Outstanding at December 31, 2020	6,148,004	69.97	91

At December 31, 2020, the exercise prices of outstanding warrants under the

Company’s warrant programs range from
€6.48 to €145.50 depending on the grant dates. The range of exercise prices for outstanding warrants was €6.48 - €107.14, and €6.48 - €60.23, for the years ended December 31, 2019 and 2018, respectively.
The weighted average remaining life for outstanding warrants was 94 months and 96 months, for the financial years ended December 31, 2019 and 2018, respectively.

Warrant Compensation Costs
Warrant compensation cost
s
a
re
 recognized in the consolidated statement of profit or loss over the vesting period of the warrants granted.
Warrant compensation costs are determined with basis in the grant date fair value of the warrants granted and recognized over the vesting period. Fair value of the warrants is calculated at the grant dates by use of the Black-Scholes Option Pricing model with the following assumptions: (1) an exercise price equal to the estimated market price of the Company’s shares at the date of grant; (2) an expected lifetime of the warrants determined as a weighted average of the time from grant date to date of becoming exercisable and from grant date to expiry of the warrants; (3) a risk-free interest rate equaling the effective interest rate on a Danish government bond with the same lifetime as the warrants; (4) no payment of dividends; and (5) a volatility for comparable companies for a historic period equaling the expected lifetime of the warrants. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the warrants is indicative of future trends. The expected volatility has been calculated using a simple average of daily historical data of comparable publicly traded companies, as we do not have sufficient data for the volatility of the Company’s own share price.
The following table summarizes the input to the Black-Scholes Option Pricing model and the calculated fair values for warrant grants in 2020, 2019 and 2018:

	2020	2019	2018
Expected volatility	52 – 55%	52 – 54%	53 – 57%
Risk-free interest rate	(0.93) – (0.32)%	(0.77) – (0.05)%	(0.23) –0.46%
Expected life of warrants (years)	5.05 – 7.10	5.05 – 7.10	5.05 – 7.14
Weighted average exercise price	€137.57	€97.01	€54.43
Fair value of warrants granted in the year	€48.43 – 75.77	€27.24 – 55.64	€17.90 – 31.81